OTHER FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in € ‘000	2020	2019	2018
Interest income	626	1,011	18
Other financial income	626	1,011	18

Interest expenses		—	(10)
Loan settlement	(3,775)	—	—
Foreign currency results	(16,832)	(460)	(1,147)
Interest loans and borrowings	(4,532)	(11,255)	(14,301)
Interest leases	(670)	(662)	—
Contingent consideration	(3,277)	(2,882)	(21,200)
Other financial expenses	(65)	—
Other financial expenses	(29,151)	(15,259)	(36,658)

Total other financial income and expenses	(28,525)	(14,248)	(36,640)